General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		¥ 54,279	$ 7,577	¥ 144,100
Personnel Cost and Welfare [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		1,998		101,333
Professional Expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		8,958		12,646
Rental Charge [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		3,868		10,193
Depreciation Cost and Office Expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		738		7,866
Cash Collection Charges [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		29		2,772
Miscellaneous Expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		753		1,442
Transportation & Travelling [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		4		1,284
Credit loss [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		12,398		110
Others [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		2,209		10,030
Non-operating Income [Member]
Schedule of General and Administrative Expenses [Line Items]
Non-operating income		(714)		(3,576)
Extraordinary Loss [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	[1]	¥ 24,038

[1]	As of June 30, 2025, the Company was unable to obtain bank reconciliation statements for an aggregate amount of RMB 24 million held in bank accounts of certain subsidiaries. The primary reasons are as follows: (1) Due to business adjustments initiated by the Company since January 2025, changes occurred in relevant financial personnel, and the transfer of certain bank U-tokens has not yet been completed. The Company is actively verifying and facilitating the handover of relevant account materials; (2) The replacement of bank statements was not completed by June 30, 2025, as some required seals were temporarily unavailable. In light of the current circumstances, the Company has prudently recognized an appropriate impairment loss on these bank deposits.